Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000207235
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Intermediate Value Fund
Class Name	Institutional Class
Trading Symbol	GCMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Municipal Intermediate Value Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 26,828,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 25,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$26,828
# of Portfolio Holdings	67
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$25
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	28.1%
Lease (Abatement)	25.4%
Health, Hospital & Nursing Home Revenue	7.8%
Port, Airport & Marina Revenue	6.6%
Tax Increment/Allocation Revenue	5.4%
Special Tax	4.8%
Water Revenue	4.0%
Local or Guaranteed Housing	3.3%
College & University Revenue	2.5%
Electric Power & Light Revenue	1.8%
Lease (Appropriation)	1.8%
Other Investments	3.1%
Short-Term Instruments	1.2%
Affiliated Investments	6.1%
Other Assets and Liabilities, Net	(1.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000207236
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Opportunistic Value Fund
Class Name	Institutional Class
Trading Symbol	GCMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 274,931,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 497,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$274,931
# of Portfolio Holdings	123
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$497
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	29.3%
Lease (Abatement)	15.2%
Port, Airport & Marina Revenue	10.4%
Health, Hospital & Nursing Home Revenue	6.6%
Local or Guaranteed Housing	4.6%
Electric Power & Light Revenue	3.9%
Lease (Appropriation)	3.2%
Lease (Non-Terminable)	2.9%
Water Revenue	2.6%
College & University Revenue	2.2%
Highway Revenue Tolls	1.9%
Other Investments	7.6%
Short-Term Instruments	0.2%
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	0.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026680
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	PAEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	1.60%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.60%
AssetsNet	$ 1,571,928,000
Holdings Count | Holding	1,173
Advisory Fees Paid, Amount	$ 3,856,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,571,928
# of Portfolio Holdings	1,173
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$3,856
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

Mexico	9.7%
United States	8.9%
Turkey	5.5%
South Africa	4.3%
Dominican Republic	4.1%
Brazil	3.8%
Egypt	3.3%
Indonesia	3.2%
Saudi Arabia	2.9%
Other Countries	58.5%
Short-Term Instruments	5.4%
Affiliated Investments	3.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(13.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026682
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	Class C
Trading Symbol	PEBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	2.35%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.35%
AssetsNet	$ 1,571,928,000
Holdings Count | Holding	1,173
Advisory Fees Paid, Amount	$ 3,856,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,571,928
# of Portfolio Holdings	1,173
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$3,856
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

Mexico	9.7%
United States	8.9%
Turkey	5.5%
South Africa	4.3%
Dominican Republic	4.1%
Brazil	3.8%
Egypt	3.3%
Indonesia	3.2%
Saudi Arabia	2.9%
Other Countries	58.5%
Short-Term Instruments	5.4%
Affiliated Investments	3.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(13.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200456
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	I-3
Trading Symbol	PEBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$72	1.38%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.38%
AssetsNet	$ 1,571,928,000
Holdings Count | Holding	1,173
Advisory Fees Paid, Amount	$ 3,856,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,571,928
# of Portfolio Holdings	1,173
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$3,856
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

Mexico	9.7%
United States	8.9%
Turkey	5.5%
South Africa	4.3%
Dominican Republic	4.1%
Brazil	3.8%
Egypt	3.3%
Indonesia	3.2%
Saudi Arabia	2.9%
Other Countries	58.5%
Short-Term Instruments	5.4%
Affiliated Investments	3.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(13.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026678
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	Institutional Class
Trading Symbol	PEBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.23%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
AssetsNet	$ 1,571,928,000
Holdings Count | Holding	1,173
Advisory Fees Paid, Amount	$ 3,856,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,571,928
# of Portfolio Holdings	1,173
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$3,856
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

Mexico	9.7%
United States	8.9%
Turkey	5.5%
South Africa	4.3%
Dominican Republic	4.1%
Brazil	3.8%
Egypt	3.3%
Indonesia	3.2%
Saudi Arabia	2.9%
Other Countries	58.5%
Short-Term Instruments	5.4%
Affiliated Investments	3.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(13.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064161
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	I-2
Trading Symbol	PEMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$69	1.33%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%
AssetsNet	$ 1,571,928,000
Holdings Count | Holding	1,173
Advisory Fees Paid, Amount	$ 3,856,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,571,928
# of Portfolio Holdings	1,173
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$3,856
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

Mexico	9.7%
United States	8.9%
Turkey	5.5%
South Africa	4.3%
Dominican Republic	4.1%
Brazil	3.8%
Egypt	3.3%
Indonesia	3.2%
Saudi Arabia	2.9%
Other Countries	58.5%
Short-Term Instruments	5.4%
Affiliated Investments	3.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(13.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026669
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Currency and Short-Term Investments Fund
Class Name	Class A
Trading Symbol	PLMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.44%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.44%
AssetsNet	$ 519,090,000
Holdings Count | Holding	1,143
Advisory Fees Paid, Amount	$ 1,090,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,090
# of Portfolio Holdings	1,143
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$1,090
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

Brazil	21.6%
Singapore	10.4%
Israel	6.2%
Mexico	5.8%
United States	4.1%
South Africa	4.1%
Supranational	3.5%
Chile	3.2%
Peru	2.7%
Other Countries	18.7%
Short-Term Instruments	12.9%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	(1.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026668
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Currency and Short-Term Investments Fund
Class Name	Institutional Class
Trading Symbol	PLMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 519,090,000
Holdings Count | Holding	1,143
Advisory Fees Paid, Amount	$ 1,090,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,090
# of Portfolio Holdings	1,143
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$1,090
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

Brazil	21.6%
Singapore	10.4%
Israel	6.2%
Mexico	5.8%
United States	4.1%
South Africa	4.1%
Supranational	3.5%
Chile	3.2%
Peru	2.7%
Other Countries	18.7%
Short-Term Instruments	12.9%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	(1.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064159
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Currency and Short-Term Investments Fund
Class Name	I-2
Trading Symbol	PLMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
AssetsNet	$ 519,090,000
Holdings Count | Holding	1,143
Advisory Fees Paid, Amount	$ 1,090,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,090
# of Portfolio Holdings	1,143
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$1,090
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

Brazil	21.6%
Singapore	10.4%
Israel	6.2%
Mexico	5.8%
United States	4.1%
South Africa	4.1%
Supranational	3.5%
Chile	3.2%
Peru	2.7%
Other Countries	18.7%
Short-Term Instruments	12.9%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	(1.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000040829
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	Class A
Trading Symbol	PELAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	2.06%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.06%
AssetsNet	$ 1,374,643,000
Holdings Count | Holding	1,406
Advisory Fees Paid, Amount	$ 3,032,000
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,374,643
# of Portfolio Holdings	1,406
Portfolio Turnover Rate	94%
Total Net Advisory Fees Paid During the Reporting Period	$3,032
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

South Africa	11.9%
Mexico	8.7%
Malaysia	7.8%
Indonesia	7.0%
Supranational	6.7%
United States	6.3%
Peru	6.1%
Thailand	4.8%
Chile	4.6%
Poland	4.5%
Other Countries	32.4%
Short-Term Instruments	1.0%
Affiliated Investments	7.3%
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(10.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000040830
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	Class C
Trading Symbol	PELCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	2.81%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	2.81%
AssetsNet	$ 1,374,643,000
Holdings Count | Holding	1,406
Advisory Fees Paid, Amount	$ 3,032,000
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,374,643
# of Portfolio Holdings	1,406
Portfolio Turnover Rate	94%
Total Net Advisory Fees Paid During the Reporting Period	$3,032
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

South Africa	11.9%
Mexico	8.7%
Malaysia	7.8%
Indonesia	7.0%
Supranational	6.7%
United States	6.3%
Peru	6.1%
Thailand	4.8%
Chile	4.6%
Poland	4.5%
Other Countries	32.4%
Short-Term Instruments	1.0%
Affiliated Investments	7.3%
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(10.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200459
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	I-3
Trading Symbol	PELNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$94	1.81%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.81%
AssetsNet	$ 1,374,643,000
Holdings Count | Holding	1,406
Advisory Fees Paid, Amount	$ 3,032,000
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,374,643
# of Portfolio Holdings	1,406
Portfolio Turnover Rate	94%
Total Net Advisory Fees Paid During the Reporting Period	$3,032
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

South Africa	11.9%
Mexico	8.7%
Malaysia	7.8%
Indonesia	7.0%
Supranational	6.7%
United States	6.3%
Peru	6.1%
Thailand	4.8%
Chile	4.6%
Poland	4.5%
Other Countries	32.4%
Short-Term Instruments	1.0%
Affiliated Investments	7.3%
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(10.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000040832
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	Institutional Class
Trading Symbol	PELBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	1.66%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.66%
AssetsNet	$ 1,374,643,000
Holdings Count | Holding	1,406
Advisory Fees Paid, Amount	$ 3,032,000
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,374,643
# of Portfolio Holdings	1,406
Portfolio Turnover Rate	94%
Total Net Advisory Fees Paid During the Reporting Period	$3,032
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

South Africa	11.9%
Mexico	8.7%
Malaysia	7.8%
Indonesia	7.0%
Supranational	6.7%
United States	6.3%
Peru	6.1%
Thailand	4.8%
Chile	4.6%
Poland	4.5%
Other Countries	32.4%
Short-Term Instruments	1.0%
Affiliated Investments	7.3%
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(10.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064168
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	I-2
Trading Symbol	PELPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$91	1.76%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.76%
AssetsNet	$ 1,374,643,000
Holdings Count | Holding	1,406
Advisory Fees Paid, Amount	$ 3,032,000
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,374,643
# of Portfolio Holdings	1,406
Portfolio Turnover Rate	94%
Total Net Advisory Fees Paid During the Reporting Period	$3,032
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

South Africa	11.9%
Mexico	8.7%
Malaysia	7.8%
Indonesia	7.0%
Supranational	6.7%
United States	6.3%
Peru	6.1%
Thailand	4.8%
Chile	4.6%
Poland	4.5%
Other Countries	32.4%
Short-Term Instruments	1.0%
Affiliated Investments	7.3%
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(10.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000074976
Shareholder Report [Line Items]
Fund Name	PIMCO Global Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategy Bond Fund
Class Name	Class A
Trading Symbol	PGSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
AssetsNet	$ 272,559,000
Holdings Count | Holding	1,096
Advisory Fees Paid, Amount	$ 541,000
InvestmentCompanyPortfolioTurnover	303.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$272,559
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$541
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	85.7%
Japan	5.7%
Cayman Islands	5.7%
United Kingdom	5.6%
Canada	3.5%
Ireland	2.7%
South Korea	2.5%
Saudi Arabia	2.3%
South Africa	1.9%
France	1.7%
Other Countries	22.7%
Short-Term Instruments	1.8%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.2%
Other Assets and Liabilities, Net	(43.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000065241
Shareholder Report [Line Items]
Fund Name	PIMCO Global Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategy Bond Fund
Class Name	Institutional Class
Trading Symbol	PSAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 272,559,000
Holdings Count | Holding	1,096
Advisory Fees Paid, Amount	$ 541,000
InvestmentCompanyPortfolioTurnover	303.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$272,559
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$541
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	85.7%
Japan	5.7%
Cayman Islands	5.7%
United Kingdom	5.6%
Canada	3.5%
Ireland	2.7%
South Korea	2.5%
Saudi Arabia	2.3%
South Africa	1.9%
France	1.7%
Other Countries	22.7%
Short-Term Instruments	1.8%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.2%
Other Assets and Liabilities, Net	(43.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026536
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	Class A
Trading Symbol	PAIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
AssetsNet	$ 1,210,968,000
Holdings Count | Holding	1,150
Advisory Fees Paid, Amount	$ 1,431,000
InvestmentCompanyPortfolioTurnover	447.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,210,968
# of Portfolio Holdings	1,150
Portfolio Turnover Rate	447%
Total Net Advisory Fees Paid During the Reporting Period	$1,431
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	67.9%
Cayman Islands	4.6%
United Kingdom	4.4%
Japan	4.4%
Canada	3.9%
Ireland	2.4%
Denmark	2.2%
South Korea	2.1%
France	2.0%
South Africa	1.7%
Other Countries	11.7%
Short-Term Instruments	4.6%
Affiliated Investments	1.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(12.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026538
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	Class C
Trading Symbol	PCIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.81%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.81%
AssetsNet	$ 1,210,968,000
Holdings Count | Holding	1,150
Advisory Fees Paid, Amount	$ 1,431,000
InvestmentCompanyPortfolioTurnover	447.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,210,968
# of Portfolio Holdings	1,150
Portfolio Turnover Rate	447%
Total Net Advisory Fees Paid During the Reporting Period	$1,431
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	67.9%
Cayman Islands	4.6%
United Kingdom	4.4%
Japan	4.4%
Canada	3.9%
Ireland	2.4%
Denmark	2.2%
South Korea	2.1%
France	2.0%
South Africa	1.7%
Other Countries	11.7%
Short-Term Instruments	4.6%
Affiliated Investments	1.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(12.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026534
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	Institutional Class
Trading Symbol	PGBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 1,210,968,000
Holdings Count | Holding	1,150
Advisory Fees Paid, Amount	$ 1,431,000
InvestmentCompanyPortfolioTurnover	447.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,210,968
# of Portfolio Holdings	1,150
Portfolio Turnover Rate	447%
Total Net Advisory Fees Paid During the Reporting Period	$1,431
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	67.9%
Cayman Islands	4.6%
United Kingdom	4.4%
Japan	4.4%
Canada	3.9%
Ireland	2.4%
Denmark	2.2%
South Korea	2.1%
France	2.0%
South Africa	1.7%
Other Countries	11.7%
Short-Term Instruments	4.6%
Affiliated Investments	1.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(12.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064136
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	I-2
Trading Symbol	PGNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 1,210,968,000
Holdings Count | Holding	1,150
Advisory Fees Paid, Amount	$ 1,431,000
InvestmentCompanyPortfolioTurnover	447.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,210,968
# of Portfolio Holdings	1,150
Portfolio Turnover Rate	447%
Total Net Advisory Fees Paid During the Reporting Period	$1,431
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	67.9%
Cayman Islands	4.6%
United Kingdom	4.4%
Japan	4.4%
Canada	3.9%
Ireland	2.4%
Denmark	2.2%
South Korea	2.1%
France	2.0%
South Africa	1.7%
Other Countries	11.7%
Short-Term Instruments	4.6%
Affiliated Investments	1.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(12.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000046098
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Class A
Trading Symbol	PONAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 168,117,225,000
Holdings Count | Holding	9,694
Advisory Fees Paid, Amount	$ 194,963,000
InvestmentCompanyPortfolioTurnover	341.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$168,117,225
# of Portfolio Holdings	9,694
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$194,963
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	19.5%
U.S. Treasury Obligations	16.7%
Corporate Bonds & Notes	9.2%
Sovereign Issues	6.9%
Loan Participations and Assignments	2.2%
Preferred Securities	0.5%
Real Estate Investment Trusts	0.2%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(55.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000046103
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Administrative Class
Trading Symbol	PIINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 168,117,225,000
Holdings Count | Holding	9,694
Advisory Fees Paid, Amount	$ 194,963,000
InvestmentCompanyPortfolioTurnover	341.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$168,117,225
# of Portfolio Holdings	9,694
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$194,963
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	19.5%
U.S. Treasury Obligations	16.7%
Corporate Bonds & Notes	9.2%
Sovereign Issues	6.9%
Loan Participations and Assignments	2.2%
Preferred Securities	0.5%
Real Estate Investment Trusts	0.2%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(55.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000046099
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Class C
Trading Symbol	PONCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.72%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.72%
AssetsNet	$ 168,117,225,000
Holdings Count | Holding	9,694
Advisory Fees Paid, Amount	$ 194,963,000
InvestmentCompanyPortfolioTurnover	341.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$168,117,225
# of Portfolio Holdings	9,694
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$194,963
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	19.5%
U.S. Treasury Obligations	16.7%
Corporate Bonds & Notes	9.2%
Sovereign Issues	6.9%
Loan Participations and Assignments	2.2%
Preferred Securities	0.5%
Real Estate Investment Trusts	0.2%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(55.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200460
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	I-3
Trading Symbol	PIPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 168,117,225,000
Holdings Count | Holding	9,694
Advisory Fees Paid, Amount	$ 194,963,000
InvestmentCompanyPortfolioTurnover	341.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$168,117,225
# of Portfolio Holdings	9,694
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$194,963
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	19.5%
U.S. Treasury Obligations	16.7%
Corporate Bonds & Notes	9.2%
Sovereign Issues	6.9%
Loan Participations and Assignments	2.2%
Preferred Securities	0.5%
Real Estate Investment Trusts	0.2%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(55.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000046102
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Institutional Class
Trading Symbol	PIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 168,117,225,000
Holdings Count | Holding	9,694
Advisory Fees Paid, Amount	$ 194,963,000
InvestmentCompanyPortfolioTurnover	341.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$168,117,225
# of Portfolio Holdings	9,694
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$194,963
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	19.5%
U.S. Treasury Obligations	16.7%
Corporate Bonds & Notes	9.2%
Sovereign Issues	6.9%
Loan Participations and Assignments	2.2%
Preferred Securities	0.5%
Real Estate Investment Trusts	0.2%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(55.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064169
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	I-2
Trading Symbol	PONPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 168,117,225,000
Holdings Count | Holding	9,694
Advisory Fees Paid, Amount	$ 194,963,000
InvestmentCompanyPortfolioTurnover	341.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$168,117,225
# of Portfolio Holdings	9,694
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$194,963
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	19.5%
U.S. Treasury Obligations	16.7%
Corporate Bonds & Notes	9.2%
Sovereign Issues	6.9%
Loan Participations and Assignments	2.2%
Preferred Securities	0.5%
Real Estate Investment Trusts	0.2%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(55.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000046101
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Class R
Trading Symbol	PONRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
AssetsNet	$ 168,117,225,000
Holdings Count | Holding	9,694
Advisory Fees Paid, Amount	$ 194,963,000
InvestmentCompanyPortfolioTurnover	341.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$168,117,225
# of Portfolio Holdings	9,694
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$194,963
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	19.5%
U.S. Treasury Obligations	16.7%
Corporate Bonds & Notes	9.2%
Sovereign Issues	6.9%
Loan Participations and Assignments	2.2%
Preferred Securities	0.5%
Real Estate Investment Trusts	0.2%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(55.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026518
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Class A
Trading Symbol	PFOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
AssetsNet	$ 15,410,205,000
Holdings Count | Holding	1,665
Advisory Fees Paid, Amount	$ 18,528,000
InvestmentCompanyPortfolioTurnover	276.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,410,205
# of Portfolio Holdings	1,665
Portfolio Turnover Rate	276%
Total Net Advisory Fees Paid During the Reporting Period	$18,528
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.8%
Japan	6.2%
United Kingdom	6.0%
Canada	4.8%
Cayman Islands	4.3%
South Korea	3.5%
Ireland	2.2%
France	1.9%
Spain	1.3%
Malaysia	1.3%
Other Countries	12.9%
Short-Term Instruments	1.1%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(22.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026517
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Administrative Class
Trading Symbol	PFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 15,410,205,000
Holdings Count | Holding	1,665
Advisory Fees Paid, Amount	$ 18,528,000
InvestmentCompanyPortfolioTurnover	276.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,410,205
# of Portfolio Holdings	1,665
Portfolio Turnover Rate	276%
Total Net Advisory Fees Paid During the Reporting Period	$18,528
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.8%
Japan	6.2%
United Kingdom	6.0%
Canada	4.8%
Cayman Islands	4.3%
South Korea	3.5%
Ireland	2.2%
France	1.9%
Spain	1.3%
Malaysia	1.3%
Other Countries	12.9%
Short-Term Instruments	1.1%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(22.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026520
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Class C
Trading Symbol	PFOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.83%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.83%
AssetsNet	$ 15,410,205,000
Holdings Count | Holding	1,665
Advisory Fees Paid, Amount	$ 18,528,000
InvestmentCompanyPortfolioTurnover	276.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,410,205
# of Portfolio Holdings	1,665
Portfolio Turnover Rate	276%
Total Net Advisory Fees Paid During the Reporting Period	$18,528
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.8%
Japan	6.2%
United Kingdom	6.0%
Canada	4.8%
Cayman Islands	4.3%
South Korea	3.5%
Ireland	2.2%
France	1.9%
Spain	1.3%
Malaysia	1.3%
Other Countries	12.9%
Short-Term Instruments	1.1%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(22.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200438
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	I-3
Trading Symbol	PFONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 15,410,205,000
Holdings Count | Holding	1,665
Advisory Fees Paid, Amount	$ 18,528,000
InvestmentCompanyPortfolioTurnover	276.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,410,205
# of Portfolio Holdings	1,665
Portfolio Turnover Rate	276%
Total Net Advisory Fees Paid During the Reporting Period	$18,528
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.8%
Japan	6.2%
United Kingdom	6.0%
Canada	4.8%
Cayman Islands	4.3%
South Korea	3.5%
Ireland	2.2%
France	1.9%
Spain	1.3%
Malaysia	1.3%
Other Countries	12.9%
Short-Term Instruments	1.1%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(22.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026516
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Institutional Class
Trading Symbol	PFORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 15,410,205,000
Holdings Count | Holding	1,665
Advisory Fees Paid, Amount	$ 18,528,000
InvestmentCompanyPortfolioTurnover	276.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,410,205
# of Portfolio Holdings	1,665
Portfolio Turnover Rate	276%
Total Net Advisory Fees Paid During the Reporting Period	$18,528
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.8%
Japan	6.2%
United Kingdom	6.0%
Canada	4.8%
Cayman Islands	4.3%
South Korea	3.5%
Ireland	2.2%
France	1.9%
Spain	1.3%
Malaysia	1.3%
Other Countries	12.9%
Short-Term Instruments	1.1%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(22.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064132
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	I-2
Trading Symbol	PFBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 15,410,205,000
Holdings Count | Holding	1,665
Advisory Fees Paid, Amount	$ 18,528,000
InvestmentCompanyPortfolioTurnover	276.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,410,205
# of Portfolio Holdings	1,665
Portfolio Turnover Rate	276%
Total Net Advisory Fees Paid During the Reporting Period	$18,528
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.8%
Japan	6.2%
United Kingdom	6.0%
Canada	4.8%
Cayman Islands	4.3%
South Korea	3.5%
Ireland	2.2%
France	1.9%
Spain	1.3%
Malaysia	1.3%
Other Countries	12.9%
Short-Term Instruments	1.1%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(22.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026522
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Class R
Trading Symbol	PFRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.33%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%
AssetsNet	$ 15,410,205,000
Holdings Count | Holding	1,665
Advisory Fees Paid, Amount	$ 18,528,000
InvestmentCompanyPortfolioTurnover	276.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,410,205
# of Portfolio Holdings	1,665
Portfolio Turnover Rate	276%
Total Net Advisory Fees Paid During the Reporting Period	$18,528
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.8%
Japan	6.2%
United Kingdom	6.0%
Canada	4.8%
Cayman Islands	4.3%
South Korea	3.5%
Ireland	2.2%
France	1.9%
Spain	1.3%
Malaysia	1.3%
Other Countries	12.9%
Short-Term Instruments	1.1%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(22.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026524
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Class A
Trading Symbol	PFUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.18%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
AssetsNet	$ 773,386,000
Holdings Count | Holding	1,195
Advisory Fees Paid, Amount	$ 947,000
InvestmentCompanyPortfolioTurnover	352.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$773,386
# of Portfolio Holdings	1,195
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.3%
Japan	6.8%
United Kingdom	6.5%
Cayman Islands	5.4%
Canada	5.3%
South Korea	3.8%
France	3.1%
Ireland	2.3%
China	1.7%
Malaysia	1.7%
Spain	1.6%
Other Countries	14.4%
Short-Term Instruments	1.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000031146
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Administrative Class
Trading Symbol	PFUUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
AssetsNet	$ 773,386,000
Holdings Count | Holding	1,195
Advisory Fees Paid, Amount	$ 947,000
InvestmentCompanyPortfolioTurnover	352.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$773,386
# of Portfolio Holdings	1,195
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.3%
Japan	6.8%
United Kingdom	6.5%
Cayman Islands	5.4%
Canada	5.3%
South Korea	3.8%
France	3.1%
Ireland	2.3%
China	1.7%
Malaysia	1.7%
Spain	1.6%
Other Countries	14.4%
Short-Term Instruments	1.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026525
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Class C
Trading Symbol	PFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.93%
AssetsNet	$ 773,386,000
Holdings Count | Holding	1,195
Advisory Fees Paid, Amount	$ 947,000
InvestmentCompanyPortfolioTurnover	352.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$773,386
# of Portfolio Holdings	1,195
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.3%
Japan	6.8%
United Kingdom	6.5%
Cayman Islands	5.4%
Canada	5.3%
South Korea	3.8%
France	3.1%
Ireland	2.3%
China	1.7%
Malaysia	1.7%
Spain	1.6%
Other Countries	14.4%
Short-Term Instruments	1.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200439
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	I-3
Trading Symbol	PFUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 773,386,000
Holdings Count | Holding	1,195
Advisory Fees Paid, Amount	$ 947,000
InvestmentCompanyPortfolioTurnover	352.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$773,386
# of Portfolio Holdings	1,195
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.3%
Japan	6.8%
United Kingdom	6.5%
Cayman Islands	5.4%
Canada	5.3%
South Korea	3.8%
France	3.1%
Ireland	2.3%
China	1.7%
Malaysia	1.7%
Spain	1.6%
Other Countries	14.4%
Short-Term Instruments	1.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026523
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Institutional Class
Trading Symbol	PFUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 773,386,000
Holdings Count | Holding	1,195
Advisory Fees Paid, Amount	$ 947,000
InvestmentCompanyPortfolioTurnover	352.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$773,386
# of Portfolio Holdings	1,195
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.3%
Japan	6.8%
United Kingdom	6.5%
Cayman Islands	5.4%
Canada	5.3%
South Korea	3.8%
France	3.1%
Ireland	2.3%
China	1.7%
Malaysia	1.7%
Spain	1.6%
Other Countries	14.4%
Short-Term Instruments	1.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064133
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	I-2
Trading Symbol	PFUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 773,386,000
Holdings Count | Holding	1,195
Advisory Fees Paid, Amount	$ 947,000
InvestmentCompanyPortfolioTurnover	352.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$773,386
# of Portfolio Holdings	1,195
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.3%
Japan	6.8%
United Kingdom	6.5%
Cayman Islands	5.4%
Canada	5.3%
South Korea	3.8%
France	3.1%
Ireland	2.3%
China	1.7%
Malaysia	1.7%
Spain	1.6%
Other Countries	14.4%
Short-Term Instruments	1.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000207237
Shareholder Report [Line Items]
Fund Name	PIMCO National Municipal Intermediate Value Fund
Class Name	Institutional Class
Trading Symbol	GNMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO National Municipal Intermediate Value Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 104,871,000
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 104,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$104,871
# of Portfolio Holdings	96
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$104
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	36.9%
Local or Guaranteed Housing	9.7%
Lease (Appropriation)	6.9%
Port, Airport & Marina Revenue	6.3%
Health, Hospital & Nursing Home Revenue	4.7%
Lease (Renewal)	4.5%
Highway Revenue Tolls	3.7%
Lease Revenue	3.2%
Hotel Occupancy Tax	2.7%
College & University Revenue	2.7%
Fuel Sales Tax Revenue	2.6%
Other Investments	11.6%
Short-Term Instruments	0.2%
Affiliated Investments	3.2%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000207238
Shareholder Report [Line Items]
Fund Name	PIMCO National Municipal Opportunistic Value Fund
Class Name	Institutional Class
Trading Symbol	GNMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO National Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 308,781,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 576,000
InvestmentCompanyPortfolioTurnover	12.00%
C000066772
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Fundamental Advantage PLUS Fund
Class Name	Class A
Trading Symbol	PTFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.58%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.58%
AssetsNet	$ 505,759,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 1,636,000
InvestmentCompanyPortfolioTurnover	305.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$505,759
# of Portfolio Holdings	864
Portfolio Turnover Rate	305%
Total Net Advisory Fees Paid During the Reporting Period	$1,636
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	56.3%
Asset-Backed Securities	32.6%
Corporate Bonds & Notes	12.7%
Non-Agency Mortgage-Backed Securities	11.8%
U.S. Treasury Obligations	8.7%
Sovereign Issues	3.4%
Other Investments	0.0%
Short-Term Instruments	41.0%
Affiliated Investments	7.6%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(78.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000059899
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Fundamental Advantage PLUS Fund
Class Name	Institutional Class
Trading Symbol	PFATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.18%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%
AssetsNet	$ 505,759,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 1,636,000
InvestmentCompanyPortfolioTurnover	305.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$505,759
# of Portfolio Holdings	864
Portfolio Turnover Rate	305%
Total Net Advisory Fees Paid During the Reporting Period	$1,636
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	56.3%
Asset-Backed Securities	32.6%
Corporate Bonds & Notes	12.7%
Non-Agency Mortgage-Backed Securities	11.8%
U.S. Treasury Obligations	8.7%
Sovereign Issues	3.4%
Other Investments	0.0%
Short-Term Instruments	41.0%
Affiliated Investments	7.6%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(78.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000126843
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	Class A
Trading Symbol	PEFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	1.79%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.79%
AssetsNet	$ 216,830,000
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 874,000
InvestmentCompanyPortfolioTurnover	256.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$216,830
# of Portfolio Holdings	762
Portfolio Turnover Rate	256%
Total Net Advisory Fees Paid During the Reporting Period	$874
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	49.9%
Asset-Backed Securities	31.4%
Non-Agency Mortgage-Backed Securities	13.4%
Corporate Bonds & Notes	9.3%
Common Stocks	8.3%
U.S. Treasury Obligations	5.7%
Sovereign Issues	3.7%
Other Investments	0.0%
Short-Term Instruments	37.5%
Affiliated Investments	8.4%
Financial Derivative Instruments	5.6%
Other Assets and Liabilities, Net	(73.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000126844
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	Class C
Trading Symbol	PEFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$136	2.54%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.54%
AssetsNet	$ 216,830,000
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 874,000
InvestmentCompanyPortfolioTurnover	256.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$216,830
# of Portfolio Holdings	762
Portfolio Turnover Rate	256%
Total Net Advisory Fees Paid During the Reporting Period	$874
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	49.9%
Asset-Backed Securities	31.4%
Non-Agency Mortgage-Backed Securities	13.4%
Corporate Bonds & Notes	9.3%
Common Stocks	8.3%
U.S. Treasury Obligations	5.7%
Sovereign Issues	3.7%
Other Investments	0.0%
Short-Term Instruments	37.5%
Affiliated Investments	8.4%
Financial Derivative Instruments	5.6%
Other Assets and Liabilities, Net	(73.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000069768
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	Institutional Class
Trading Symbol	PEFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	1.39%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.39%
AssetsNet	$ 216,830,000
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 874,000
InvestmentCompanyPortfolioTurnover	256.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$216,830
# of Portfolio Holdings	762
Portfolio Turnover Rate	256%
Total Net Advisory Fees Paid During the Reporting Period	$874
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	49.9%
Asset-Backed Securities	31.4%
Non-Agency Mortgage-Backed Securities	13.4%
Corporate Bonds & Notes	9.3%
Common Stocks	8.3%
U.S. Treasury Obligations	5.7%
Sovereign Issues	3.7%
Other Investments	0.0%
Short-Term Instruments	37.5%
Affiliated Investments	8.4%
Financial Derivative Instruments	5.6%
Other Assets and Liabilities, Net	(73.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000069770
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	I-2
Trading Symbol	PEFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$80	1.49%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.49%
AssetsNet	$ 216,830,000
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 874,000
InvestmentCompanyPortfolioTurnover	256.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$216,830
# of Portfolio Holdings	762
Portfolio Turnover Rate	256%
Total Net Advisory Fees Paid During the Reporting Period	$874
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	49.9%
Asset-Backed Securities	31.4%
Non-Agency Mortgage-Backed Securities	13.4%
Corporate Bonds & Notes	9.3%
Common Stocks	8.3%
U.S. Treasury Obligations	5.7%
Sovereign Issues	3.7%
Other Investments	0.0%
Short-Term Instruments	37.5%
Affiliated Investments	8.4%
Financial Derivative Instruments	5.6%
Other Assets and Liabilities, Net	(73.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026531
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	Class A
Trading Symbol	PIXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.44%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%
AssetsNet	$ 1,165,313,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 3,041,000
InvestmentCompanyPortfolioTurnover	261.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,165,313
# of Portfolio Holdings	1,189
Portfolio Turnover Rate	261%
Total Net Advisory Fees Paid During the Reporting Period	$3,041
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.2%
Asset-Backed Securities	34.6%
Corporate Bonds & Notes	11.4%
Non-Agency Mortgage-Backed Securities	8.6%
Common Stocks	8.0%
U.S. Treasury Obligations	6.8%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	38.4%
Affiliated Investments	4.6%
Financial Derivative Instruments	5.7%
Other Assets and Liabilities, Net	(68.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026532
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	Class C
Trading Symbol	PIXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.19%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.19%
AssetsNet	$ 1,165,313,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 3,041,000
InvestmentCompanyPortfolioTurnover	261.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,165,313
# of Portfolio Holdings	1,189
Portfolio Turnover Rate	261%
Total Net Advisory Fees Paid During the Reporting Period	$3,041
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.2%
Asset-Backed Securities	34.6%
Corporate Bonds & Notes	11.4%
Non-Agency Mortgage-Backed Securities	8.6%
Common Stocks	8.0%
U.S. Treasury Obligations	6.8%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	38.4%
Affiliated Investments	4.6%
Financial Derivative Instruments	5.7%
Other Assets and Liabilities, Net	(68.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200440
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	I-3
Trading Symbol	PXTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
AssetsNet	$ 1,165,313,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 3,041,000
InvestmentCompanyPortfolioTurnover	261.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,165,313
# of Portfolio Holdings	1,189
Portfolio Turnover Rate	261%
Total Net Advisory Fees Paid During the Reporting Period	$3,041
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.2%
Asset-Backed Securities	34.6%
Corporate Bonds & Notes	11.4%
Non-Agency Mortgage-Backed Securities	8.6%
Common Stocks	8.0%
U.S. Treasury Obligations	6.8%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	38.4%
Affiliated Investments	4.6%
Financial Derivative Instruments	5.7%
Other Assets and Liabilities, Net	(68.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026529
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	Institutional Class
Trading Symbol	PXTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 1,165,313,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 3,041,000
InvestmentCompanyPortfolioTurnover	261.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,165,313
# of Portfolio Holdings	1,189
Portfolio Turnover Rate	261%
Total Net Advisory Fees Paid During the Reporting Period	$3,041
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.2%
Asset-Backed Securities	34.6%
Corporate Bonds & Notes	11.4%
Non-Agency Mortgage-Backed Securities	8.6%
Common Stocks	8.0%
U.S. Treasury Obligations	6.8%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	38.4%
Affiliated Investments	4.6%
Financial Derivative Instruments	5.7%
Other Assets and Liabilities, Net	(68.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064135
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	I-2
Trading Symbol	PIXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
AssetsNet	$ 1,165,313,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 3,041,000
InvestmentCompanyPortfolioTurnover	261.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,165,313
# of Portfolio Holdings	1,189
Portfolio Turnover Rate	261%
Total Net Advisory Fees Paid During the Reporting Period	$3,041
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.2%
Asset-Backed Securities	34.6%
Corporate Bonds & Notes	11.4%
Non-Agency Mortgage-Backed Securities	8.6%
Common Stocks	8.0%
U.S. Treasury Obligations	6.8%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	38.4%
Affiliated Investments	4.6%
Financial Derivative Instruments	5.7%
Other Assets and Liabilities, Net	(68.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000100916
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS International Fund
Class Name	Class A
Trading Symbol	PTSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.39%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.39%
AssetsNet	$ 143,043,000
Holdings Count | Holding	764
Advisory Fees Paid, Amount	$ 405,000
InvestmentCompanyPortfolioTurnover	294.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$143,043
# of Portfolio Holdings	764
Portfolio Turnover Rate	294%
Total Net Advisory Fees Paid During the Reporting Period	$405
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.6%
Asset-Backed Securities	30.7%
Non-Agency Mortgage-Backed Securities	14.9%
Corporate Bonds & Notes	9.4%
Common Stocks	8.1%
U.S. Treasury Obligations	7.6%
Sovereign Issues	3.5%
Short-Term Instruments	15.4%
Affiliated Investments	10.8%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(49.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000100919
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS International Fund
Class Name	Institutional Class
Trading Symbol	PTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.04%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%
AssetsNet	$ 143,043,000
Holdings Count | Holding	764
Advisory Fees Paid, Amount	$ 405,000
InvestmentCompanyPortfolioTurnover	294.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$143,043
# of Portfolio Holdings	764
Portfolio Turnover Rate	294%
Total Net Advisory Fees Paid During the Reporting Period	$405
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.6%
Asset-Backed Securities	30.7%
Non-Agency Mortgage-Backed Securities	14.9%
Corporate Bonds & Notes	9.4%
Common Stocks	8.1%
U.S. Treasury Obligations	7.6%
Sovereign Issues	3.5%
Short-Term Instruments	15.4%
Affiliated Investments	10.8%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(49.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000100920
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS International Fund
Class Name	I-2
Trading Symbol	PTIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$60	1.14%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%
AssetsNet	$ 143,043,000
Holdings Count | Holding	764
Advisory Fees Paid, Amount	$ 405,000
InvestmentCompanyPortfolioTurnover	294.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$143,043
# of Portfolio Holdings	764
Portfolio Turnover Rate	294%
Total Net Advisory Fees Paid During the Reporting Period	$405
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.6%
Asset-Backed Securities	30.7%
Non-Agency Mortgage-Backed Securities	14.9%
Corporate Bonds & Notes	9.4%
Common Stocks	8.1%
U.S. Treasury Obligations	7.6%
Sovereign Issues	3.5%
Short-Term Instruments	15.4%
Affiliated Investments	10.8%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(49.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000100911
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	Class A
Trading Symbol	PCFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.48%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%
AssetsNet	$ 200,790,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 523,000
InvestmentCompanyPortfolioTurnover	282.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$200,790
# of Portfolio Holdings	777
Portfolio Turnover Rate	282%
Total Net Advisory Fees Paid During the Reporting Period	$523
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.7%
Asset-Backed Securities	33.1%
Non-Agency Mortgage-Backed Securities	11.7%
Common Stocks	8.0%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.3%
Sovereign Issues	3.0%
Short-Term Instruments	44.5%
Affiliated Investments	5.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(64.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000100912
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	Class C
Trading Symbol	PCFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.23%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.23%
AssetsNet	$ 200,790,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 523,000
InvestmentCompanyPortfolioTurnover	282.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$200,790
# of Portfolio Holdings	777
Portfolio Turnover Rate	282%
Total Net Advisory Fees Paid During the Reporting Period	$523
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.7%
Asset-Backed Securities	33.1%
Non-Agency Mortgage-Backed Securities	11.7%
Common Stocks	8.0%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.3%
Sovereign Issues	3.0%
Short-Term Instruments	44.5%
Affiliated Investments	5.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(64.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000100907
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	Institutional Class
Trading Symbol	PCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.13%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
AssetsNet	$ 200,790,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 523,000
InvestmentCompanyPortfolioTurnover	282.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$200,790
# of Portfolio Holdings	777
Portfolio Turnover Rate	282%
Total Net Advisory Fees Paid During the Reporting Period	$523
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.7%
Asset-Backed Securities	33.1%
Non-Agency Mortgage-Backed Securities	11.7%
Common Stocks	8.0%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.3%
Sovereign Issues	3.0%
Short-Term Instruments	44.5%
Affiliated Investments	5.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(64.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000100908
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	I-2
Trading Symbol	PCCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$64	1.23%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
AssetsNet	$ 200,790,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 523,000
InvestmentCompanyPortfolioTurnover	282.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$200,790
# of Portfolio Holdings	777
Portfolio Turnover Rate	282%
Total Net Advisory Fees Paid During the Reporting Period	$523
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.7%
Asset-Backed Securities	33.1%
Non-Agency Mortgage-Backed Securities	11.7%
Common Stocks	8.0%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.3%
Sovereign Issues	3.0%
Short-Term Instruments	44.5%
Affiliated Investments	5.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(64.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000148264
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	Class A
Trading Symbol	PWLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	1.73%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.73%
AssetsNet	$ 520,311,000
Holdings Count | Holding	909
Advisory Fees Paid, Amount	$ 2,546,000
InvestmentCompanyPortfolioTurnover	240.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$520,311
# of Portfolio Holdings	909
Portfolio Turnover Rate	240%
Total Net Advisory Fees Paid During the Reporting Period	$2,546
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.6%
Asset-Backed Securities	33.4%
Corporate Bonds & Notes	14.7%
Non-Agency Mortgage-Backed Securities	14.5%
U.S. Treasury Obligations	8.8%
Common Stocks	8.0%
Sovereign Issues	3.6%
Short-Term Instruments	20.6%
Affiliated Investments	3.5%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(53.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000148265
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	Class C
Trading Symbol	PWLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$128	2.48%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.48%
AssetsNet	$ 520,311,000
Holdings Count | Holding	909
Advisory Fees Paid, Amount	$ 2,546,000
InvestmentCompanyPortfolioTurnover	240.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$520,311
# of Portfolio Holdings	909
Portfolio Turnover Rate	240%
Total Net Advisory Fees Paid During the Reporting Period	$2,546
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.6%
Asset-Backed Securities	33.4%
Corporate Bonds & Notes	14.7%
Non-Agency Mortgage-Backed Securities	14.5%
U.S. Treasury Obligations	8.8%
Common Stocks	8.0%
Sovereign Issues	3.6%
Short-Term Instruments	20.6%
Affiliated Investments	3.5%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(53.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000148267
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	Institutional Class
Trading Symbol	PWLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	1.33%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%
AssetsNet	$ 520,311,000
Holdings Count | Holding	909
Advisory Fees Paid, Amount	$ 2,546,000
InvestmentCompanyPortfolioTurnover	240.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$520,311
# of Portfolio Holdings	909
Portfolio Turnover Rate	240%
Total Net Advisory Fees Paid During the Reporting Period	$2,546
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.6%
Asset-Backed Securities	33.4%
Corporate Bonds & Notes	14.7%
Non-Agency Mortgage-Backed Securities	14.5%
U.S. Treasury Obligations	8.8%
Common Stocks	8.0%
Sovereign Issues	3.6%
Short-Term Instruments	20.6%
Affiliated Investments	3.5%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(53.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000213842
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	I-2
Trading Symbol	PWLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$74	1.43%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.43%
AssetsNet	$ 520,311,000
Holdings Count | Holding	909
Advisory Fees Paid, Amount	$ 2,546,000
InvestmentCompanyPortfolioTurnover	240.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$520,311
# of Portfolio Holdings	909
Portfolio Turnover Rate	240%
Total Net Advisory Fees Paid During the Reporting Period	$2,546
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.6%
Asset-Backed Securities	33.4%
Corporate Bonds & Notes	14.7%
Non-Agency Mortgage-Backed Securities	14.5%
U.S. Treasury Obligations	8.8%
Common Stocks	8.0%
Sovereign Issues	3.6%
Short-Term Instruments	20.6%
Affiliated Investments	3.5%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(53.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026638
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Absolute Return Fund
Class Name	Class A
Trading Symbol	PTOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.41%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.41%
AssetsNet	$ 1,923,108,000
Holdings Count | Holding	1,010
Advisory Fees Paid, Amount	$ 3,748,000
InvestmentCompanyPortfolioTurnover	306.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,923,108
# of Portfolio Holdings	1,010
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$3,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.3%
Asset-Backed Securities	32.1%
Corporate Bonds & Notes	9.1%
Non-Agency Mortgage-Backed Securities	7.9%
U.S. Treasury Obligations	4.5%
Common Stocks	4.2%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	42.4%
Affiliated Investments	7.6%
Financial Derivative Instruments	6.8%
Other Assets and Liabilities, Net	(65.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026640
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Absolute Return Fund
Class Name	Class C
Trading Symbol	PSOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.16%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.16%
AssetsNet	$ 1,923,108,000
Holdings Count | Holding	1,010
Advisory Fees Paid, Amount	$ 3,748,000
InvestmentCompanyPortfolioTurnover	306.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,923,108
# of Portfolio Holdings	1,010
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$3,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.3%
Asset-Backed Securities	32.1%
Corporate Bonds & Notes	9.1%
Non-Agency Mortgage-Backed Securities	7.9%
U.S. Treasury Obligations	4.5%
Common Stocks	4.2%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	42.4%
Affiliated Investments	7.6%
Financial Derivative Instruments	6.8%
Other Assets and Liabilities, Net	(65.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200450
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Absolute Return Fund
Class Name	I-3
Trading Symbol	PSPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$61	1.16%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%
AssetsNet	$ 1,923,108,000
Holdings Count | Holding	1,010
Advisory Fees Paid, Amount	$ 3,748,000
InvestmentCompanyPortfolioTurnover	306.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,923,108
# of Portfolio Holdings	1,010
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$3,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.3%
Asset-Backed Securities	32.1%
Corporate Bonds & Notes	9.1%
Non-Agency Mortgage-Backed Securities	7.9%
U.S. Treasury Obligations	4.5%
Common Stocks	4.2%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	42.4%
Affiliated Investments	7.6%
Financial Derivative Instruments	6.8%
Other Assets and Liabilities, Net	(65.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026637
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Absolute Return Fund
Class Name	Institutional Class
Trading Symbol	PSPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.01%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
AssetsNet	$ 1,923,108,000
Holdings Count | Holding	1,010
Advisory Fees Paid, Amount	$ 3,748,000
InvestmentCompanyPortfolioTurnover	306.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,923,108
# of Portfolio Holdings	1,010
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$3,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.3%
Asset-Backed Securities	32.1%
Corporate Bonds & Notes	9.1%
Non-Agency Mortgage-Backed Securities	7.9%
U.S. Treasury Obligations	4.5%
Common Stocks	4.2%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	42.4%
Affiliated Investments	7.6%
Financial Derivative Instruments	6.8%
Other Assets and Liabilities, Net	(65.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064153
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Absolute Return Fund
Class Name	I-2
Trading Symbol	PTOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$59	1.11%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%
AssetsNet	$ 1,923,108,000
Holdings Count | Holding	1,010
Advisory Fees Paid, Amount	$ 3,748,000
InvestmentCompanyPortfolioTurnover	306.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,923,108
# of Portfolio Holdings	1,010
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$3,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.3%
Asset-Backed Securities	32.1%
Corporate Bonds & Notes	9.1%
Non-Agency Mortgage-Backed Securities	7.9%
U.S. Treasury Obligations	4.5%
Common Stocks	4.2%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	42.4%
Affiliated Investments	7.6%
Financial Derivative Instruments	6.8%
Other Assets and Liabilities, Net	(65.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026632
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fund
Class Name	Class A
Trading Symbol	PSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.31%
AssetsNet	$ 2,661,934,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 3,209,000
InvestmentCompanyPortfolioTurnover	109.00%
C000026634
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fund
Class Name	Class C
Trading Symbol	PSPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.81%
AssetsNet	$ 2,661,934,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 3,209,000
InvestmentCompanyPortfolioTurnover	109.00%
C000200449
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fund
Class Name	I-3
Trading Symbol	PSTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
AssetsNet	$ 2,661,934,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 3,209,000
InvestmentCompanyPortfolioTurnover	109.00%
C000026630
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fund
Class Name	Institutional Class
Trading Symbol	PSTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
AssetsNet	$ 2,661,934,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 3,209,000
InvestmentCompanyPortfolioTurnover	109.00%
C000064152
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fund
Class Name	I-2
Trading Symbol	PSKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
AssetsNet	$ 2,661,934,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 3,209,000
InvestmentCompanyPortfolioTurnover	109.00%
C000026636
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fund
Class Name	Class R
Trading Symbol	PSPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.56%
AssetsNet	$ 2,661,934,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 3,209,000
InvestmentCompanyPortfolioTurnover	109.00%
C000026560
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	Class A
Trading Symbol	PIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.52%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.52%
AssetsNet	$ 2,953,226,000
Holdings Count | Holding	1,166
Advisory Fees Paid, Amount	$ 6,316,000
InvestmentCompanyPortfolioTurnover	235.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,953,226
# of Portfolio Holdings	1,166
Portfolio Turnover Rate	235%
Total Net Advisory Fees Paid During the Reporting Period	$6,316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.2%
Asset-Backed Securities	34.3%
Corporate Bonds & Notes	9.3%
Non-Agency Mortgage-Backed Securities	9.1%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	24.5%
Affiliated Investments	8.5%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(49.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026562
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	Class C
Trading Symbol	PIPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.27%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.27%
AssetsNet	$ 2,953,226,000
Holdings Count | Holding	1,166
Advisory Fees Paid, Amount	$ 6,316,000
InvestmentCompanyPortfolioTurnover	235.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,953,226
# of Portfolio Holdings	1,166
Portfolio Turnover Rate	235%
Total Net Advisory Fees Paid During the Reporting Period	$6,316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.2%
Asset-Backed Securities	34.3%
Corporate Bonds & Notes	9.3%
Non-Agency Mortgage-Backed Securities	9.1%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	24.5%
Affiliated Investments	8.5%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(49.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200443
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	I-3
Trading Symbol	PISNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$65	1.27%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%
AssetsNet	$ 2,953,226,000
Holdings Count | Holding	1,166
Advisory Fees Paid, Amount	$ 6,316,000
InvestmentCompanyPortfolioTurnover	235.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,953,226
# of Portfolio Holdings	1,166
Portfolio Turnover Rate	235%
Total Net Advisory Fees Paid During the Reporting Period	$6,316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.2%
Asset-Backed Securities	34.3%
Corporate Bonds & Notes	9.3%
Non-Agency Mortgage-Backed Securities	9.1%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	24.5%
Affiliated Investments	8.5%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(49.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026559
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	Institutional Class
Trading Symbol	PISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
AssetsNet	$ 2,953,226,000
Holdings Count | Holding	1,166
Advisory Fees Paid, Amount	$ 6,316,000
InvestmentCompanyPortfolioTurnover	235.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,953,226
# of Portfolio Holdings	1,166
Portfolio Turnover Rate	235%
Total Net Advisory Fees Paid During the Reporting Period	$6,316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.2%
Asset-Backed Securities	34.3%
Corporate Bonds & Notes	9.3%
Non-Agency Mortgage-Backed Securities	9.1%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	24.5%
Affiliated Investments	8.5%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(49.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064140
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	I-2
Trading Symbol	PIUHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$62	1.22%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
AssetsNet	$ 2,953,226,000
Holdings Count | Holding	1,166
Advisory Fees Paid, Amount	$ 6,316,000
InvestmentCompanyPortfolioTurnover	235.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,953,226
# of Portfolio Holdings	1,166
Portfolio Turnover Rate	235%
Total Net Advisory Fees Paid During the Reporting Period	$6,316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.2%
Asset-Backed Securities	34.3%
Corporate Bonds & Notes	9.3%
Non-Agency Mortgage-Backed Securities	9.1%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	24.5%
Affiliated Investments	8.5%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(49.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000039231
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Fund (Unhedged)
Class Name	Class A
Trading Symbol	PPUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.29%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%
AssetsNet	$ 188,123,000
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 355,000
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$188,123
# of Portfolio Holdings	827
Portfolio Turnover Rate	182%
Total Net Advisory Fees Paid During the Reporting Period	$355
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.9%
Asset-Backed Securities	39.2%
Non-Agency Mortgage-Backed Securities	10.0%
Corporate Bonds & Notes	9.3%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.5%
Short-Term Instruments	10.1%
Affiliated Investments	7.7%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(37.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000039232
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Fund (Unhedged)
Class Name	Class C
Trading Symbol	PPUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.04%
AssetsNet	$ 188,123,000
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 355,000
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$188,123
# of Portfolio Holdings	827
Portfolio Turnover Rate	182%
Total Net Advisory Fees Paid During the Reporting Period	$355
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.9%
Asset-Backed Securities	39.2%
Non-Agency Mortgage-Backed Securities	10.0%
Corporate Bonds & Notes	9.3%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.5%
Short-Term Instruments	10.1%
Affiliated Investments	7.7%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(37.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200458
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Fund (Unhedged)
Class Name	I-3
Trading Symbol	PSKNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
AssetsNet	$ 188,123,000
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 355,000
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$188,123
# of Portfolio Holdings	827
Portfolio Turnover Rate	182%
Total Net Advisory Fees Paid During the Reporting Period	$355
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.9%
Asset-Backed Securities	39.2%
Non-Agency Mortgage-Backed Securities	10.0%
Corporate Bonds & Notes	9.3%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.5%
Short-Term Instruments	10.1%
Affiliated Investments	7.7%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(37.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000039229
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Fund (Unhedged)
Class Name	Institutional Class
Trading Symbol	PSKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 188,123,000
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 355,000
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$188,123
# of Portfolio Holdings	827
Portfolio Turnover Rate	182%
Total Net Advisory Fees Paid During the Reporting Period	$355
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.9%
Asset-Backed Securities	39.2%
Non-Agency Mortgage-Backed Securities	10.0%
Corporate Bonds & Notes	9.3%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.5%
Short-Term Instruments	10.1%
Affiliated Investments	7.7%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(37.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064167
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Fund (Unhedged)
Class Name	I-2
Trading Symbol	PPLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 188,123,000
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 355,000
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$188,123
# of Portfolio Holdings	827
Portfolio Turnover Rate	182%
Total Net Advisory Fees Paid During the Reporting Period	$355
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.9%
Asset-Backed Securities	39.2%
Non-Agency Mortgage-Backed Securities	10.0%
Corporate Bonds & Notes	9.3%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.5%
Short-Term Instruments	10.1%
Affiliated Investments	7.7%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(37.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000051570
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Long Duration Fund
Class Name	Institutional Class
Trading Symbol	PSLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Long Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$200	3.72%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	3.72%
AssetsNet	$ 709,875,000
Holdings Count | Holding	852
Advisory Fees Paid, Amount	$ 1,281,000
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$709,875
# of Portfolio Holdings	852
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$1,281
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	74.8%
Corporate Bonds & Notes	61.9%
U.S. Government Agencies	29.3%
Mutual Funds	10.0%
Sovereign Issues	2.6%
Asset-Backed Securities	2.1%
Municipal Bonds & Notes	1.9%
Non-Agency Mortgage-Backed Securities	1.6%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(85.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000031215
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Short Fund
Class Name	Class A
Trading Symbol	PSSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.18%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%
AssetsNet	$ 118,109,000
Holdings Count | Holding	803
Advisory Fees Paid, Amount	$ 235,000
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$118,109
# of Portfolio Holdings	803
Portfolio Turnover Rate	196%
Total Net Advisory Fees Paid During the Reporting Period	$235
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	48.0%
Asset-Backed Securities	22.5%
Non-Agency Mortgage-Backed Securities	16.4%
U.S. Treasury Obligations	13.4%
Corporate Bonds & Notes	8.2%
Sovereign Issues	2.4%
Short-Term Instruments	9.6%
Affiliated Investments	15.4%
Financial Derivative Instruments	(4.0%)
Other Assets and Liabilities, Net	(31.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000031217
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Short Fund
Class Name	Class C
Trading Symbol	PSSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.93%
AssetsNet	$ 118,109,000
Holdings Count | Holding	803
Advisory Fees Paid, Amount	$ 235,000
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$118,109
# of Portfolio Holdings	803
Portfolio Turnover Rate	196%
Total Net Advisory Fees Paid During the Reporting Period	$235
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	48.0%
Asset-Backed Securities	22.5%
Non-Agency Mortgage-Backed Securities	16.4%
U.S. Treasury Obligations	13.4%
Corporate Bonds & Notes	8.2%
Sovereign Issues	2.4%
Short-Term Instruments	9.6%
Affiliated Investments	15.4%
Financial Derivative Instruments	(4.0%)
Other Assets and Liabilities, Net	(31.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200451
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Short Fund
Class Name	I-3
Trading Symbol	PSNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
AssetsNet	$ 118,109,000
Holdings Count | Holding	803
Advisory Fees Paid, Amount	$ 235,000
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$118,109
# of Portfolio Holdings	803
Portfolio Turnover Rate	196%
Total Net Advisory Fees Paid During the Reporting Period	$235
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	48.0%
Asset-Backed Securities	22.5%
Non-Agency Mortgage-Backed Securities	16.4%
U.S. Treasury Obligations	13.4%
Corporate Bonds & Notes	8.2%
Sovereign Issues	2.4%
Short-Term Instruments	9.6%
Affiliated Investments	15.4%
Financial Derivative Instruments	(4.0%)
Other Assets and Liabilities, Net	(31.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026642
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Short Fund
Class Name	Institutional Class
Trading Symbol	PSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.78%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%
AssetsNet	$ 118,109,000
Holdings Count | Holding	803
Advisory Fees Paid, Amount	$ 235,000
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$118,109
# of Portfolio Holdings	803
Portfolio Turnover Rate	196%
Total Net Advisory Fees Paid During the Reporting Period	$235
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	48.0%
Asset-Backed Securities	22.5%
Non-Agency Mortgage-Backed Securities	16.4%
U.S. Treasury Obligations	13.4%
Corporate Bonds & Notes	8.2%
Sovereign Issues	2.4%
Short-Term Instruments	9.6%
Affiliated Investments	15.4%
Financial Derivative Instruments	(4.0%)
Other Assets and Liabilities, Net	(31.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064154
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Short Fund
Class Name	I-2
Trading Symbol	PSPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
AssetsNet	$ 118,109,000
Holdings Count | Holding	803
Advisory Fees Paid, Amount	$ 235,000
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$118,109
# of Portfolio Holdings	803
Portfolio Turnover Rate	196%
Total Net Advisory Fees Paid During the Reporting Period	$235
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	48.0%
Asset-Backed Securities	22.5%
Non-Agency Mortgage-Backed Securities	16.4%
U.S. Treasury Obligations	13.4%
Corporate Bonds & Notes	8.2%
Sovereign Issues	2.4%
Short-Term Instruments	9.6%
Affiliated Investments	15.4%
Financial Derivative Instruments	(4.0%)
Other Assets and Liabilities, Net	(31.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000031249
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small Fund
Class Name	Class A
Trading Symbol	PCKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
AssetsNet	$ 950,352,000
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 2,117,000
InvestmentCompanyPortfolioTurnover	289.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$950,352
# of Portfolio Holdings	868
Portfolio Turnover Rate	289%
Total Net Advisory Fees Paid During the Reporting Period	$2,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	52.3%
Asset-Backed Securities	31.7%
Non-Agency Mortgage-Backed Securities	10.7%
Corporate Bonds & Notes	10.6%
U.S. Treasury Obligations	5.9%
Common Stocks	4.4%
Sovereign Issues	3.3%
Short-Term Instruments	41.5%
Affiliated Investments	2.1%
Financial Derivative Instruments	6.7%
Other Assets and Liabilities, Net	(69.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000031251
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small Fund
Class Name	Class C
Trading Symbol	PCKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.05%
AssetsNet	$ 950,352,000
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 2,117,000
InvestmentCompanyPortfolioTurnover	289.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$950,352
# of Portfolio Holdings	868
Portfolio Turnover Rate	289%
Total Net Advisory Fees Paid During the Reporting Period	$2,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	52.3%
Asset-Backed Securities	31.7%
Non-Agency Mortgage-Backed Securities	10.7%
Corporate Bonds & Notes	10.6%
U.S. Treasury Obligations	5.9%
Common Stocks	4.4%
Sovereign Issues	3.3%
Short-Term Instruments	41.5%
Affiliated Investments	2.1%
Financial Derivative Instruments	6.7%
Other Assets and Liabilities, Net	(69.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200457
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small Fund
Class Name	I-3
Trading Symbol	PSNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 950,352,000
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 2,117,000
InvestmentCompanyPortfolioTurnover	289.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$950,352
# of Portfolio Holdings	868
Portfolio Turnover Rate	289%
Total Net Advisory Fees Paid During the Reporting Period	$2,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	52.3%
Asset-Backed Securities	31.7%
Non-Agency Mortgage-Backed Securities	10.7%
Corporate Bonds & Notes	10.6%
U.S. Treasury Obligations	5.9%
Common Stocks	4.4%
Sovereign Issues	3.3%
Short-Term Instruments	41.5%
Affiliated Investments	2.1%
Financial Derivative Instruments	6.7%
Other Assets and Liabilities, Net	(69.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000028347
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small Fund
Class Name	Institutional Class
Trading Symbol	PSCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 950,352,000
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 2,117,000
InvestmentCompanyPortfolioTurnover	289.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$950,352
# of Portfolio Holdings	868
Portfolio Turnover Rate	289%
Total Net Advisory Fees Paid During the Reporting Period	$2,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	52.3%
Asset-Backed Securities	31.7%
Non-Agency Mortgage-Backed Securities	10.7%
Corporate Bonds & Notes	10.6%
U.S. Treasury Obligations	5.9%
Common Stocks	4.4%
Sovereign Issues	3.3%
Short-Term Instruments	41.5%
Affiliated Investments	2.1%
Financial Derivative Instruments	6.7%
Other Assets and Liabilities, Net	(69.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064162
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small Fund
Class Name	I-2
Trading Symbol	PCKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 950,352,000
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 2,117,000
InvestmentCompanyPortfolioTurnover	289.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$950,352
# of Portfolio Holdings	868
Portfolio Turnover Rate	289%
Total Net Advisory Fees Paid During the Reporting Period	$2,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	52.3%
Asset-Backed Securities	31.7%
Non-Agency Mortgage-Backed Securities	10.7%
Corporate Bonds & Notes	10.6%
U.S. Treasury Obligations	5.9%
Common Stocks	4.4%
Sovereign Issues	3.3%
Short-Term Instruments	41.5%
Affiliated Investments	2.1%
Financial Derivative Instruments	6.7%
Other Assets and Liabilities, Net	(69.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026645
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Class A
Trading Symbol	PTTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 50,327,338,000
Holdings Count | Holding	7,581
Advisory Fees Paid, Amount	$ 64,117,000
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$50,327,338
# of Portfolio Holdings	7,581
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$64,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	60.6%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	19.6%
U.S. Treasury Obligations	16.5%
Asset-Backed Securities	11.7%
Sovereign Issues	4.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026644
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Administrative Class
Trading Symbol	PTRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 50,327,338,000
Holdings Count | Holding	7,581
Advisory Fees Paid, Amount	$ 64,117,000
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$50,327,338
# of Portfolio Holdings	7,581
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$64,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	60.6%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	19.6%
U.S. Treasury Obligations	16.5%
Asset-Backed Securities	11.7%
Sovereign Issues	4.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026647
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Class C
Trading Symbol	PTTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.62%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.62%
AssetsNet	$ 50,327,338,000
Holdings Count | Holding	7,581
Advisory Fees Paid, Amount	$ 64,117,000
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$50,327,338
# of Portfolio Holdings	7,581
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$64,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	60.6%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	19.6%
U.S. Treasury Obligations	16.5%
Asset-Backed Securities	11.7%
Sovereign Issues	4.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200452
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	I-3
Trading Symbol	PTTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 50,327,338,000
Holdings Count | Holding	7,581
Advisory Fees Paid, Amount	$ 64,117,000
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$50,327,338
# of Portfolio Holdings	7,581
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$64,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	60.6%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	19.6%
U.S. Treasury Obligations	16.5%
Asset-Backed Securities	11.7%
Sovereign Issues	4.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026643
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Institutional Class
Trading Symbol	PTTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 50,327,338,000
Holdings Count | Holding	7,581
Advisory Fees Paid, Amount	$ 64,117,000
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$50,327,338
# of Portfolio Holdings	7,581
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$64,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	60.6%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	19.6%
U.S. Treasury Obligations	16.5%
Asset-Backed Securities	11.7%
Sovereign Issues	4.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064155
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	I-2
Trading Symbol	PTTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 50,327,338,000
Holdings Count | Holding	7,581
Advisory Fees Paid, Amount	$ 64,117,000
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$50,327,338
# of Portfolio Holdings	7,581
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$64,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	60.6%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	19.6%
U.S. Treasury Obligations	16.5%
Asset-Backed Securities	11.7%
Sovereign Issues	4.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026649
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Class R
Trading Symbol	PTRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$58	1.12%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%
AssetsNet	$ 50,327,338,000
Holdings Count | Holding	7,581
Advisory Fees Paid, Amount	$ 64,117,000
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$50,327,338
# of Portfolio Holdings	7,581
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$64,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	60.6%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	19.6%
U.S. Treasury Obligations	16.5%
Asset-Backed Securities	11.7%
Sovereign Issues	4.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000132360
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	PQTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.95%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.95%
AssetsNet	$ 2,667,269,000
Holdings Count | Holding	1,393
Advisory Fees Paid, Amount	$ 16,014,000
InvestmentCompanyPortfolioTurnover	397.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,667,269
# of Portfolio Holdings	1,393
Portfolio Turnover Rate	397%
Total Net Advisory Fees Paid During the Reporting Period	$16,014
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.5%
Commodities	16.5%
Corporate Bonds & Notes	11.6%
Common Stocks	5.9%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	19.1%
Affiliated Investments	35.5%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(33.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000132361
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	PQTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$130	2.70%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.70%
AssetsNet	$ 2,667,269,000
Holdings Count | Holding	1,393
Advisory Fees Paid, Amount	$ 16,014,000
InvestmentCompanyPortfolioTurnover	397.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,667,269
# of Portfolio Holdings	1,393
Portfolio Turnover Rate	397%
Total Net Advisory Fees Paid During the Reporting Period	$16,014
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.5%
Commodities	16.5%
Corporate Bonds & Notes	11.6%
Common Stocks	5.9%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	19.1%
Affiliated Investments	35.5%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(33.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200466
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	I-3
Trading Symbol	PQTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$82	1.70%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.70%
AssetsNet	$ 2,667,269,000
Holdings Count | Holding	1,393
Advisory Fees Paid, Amount	$ 16,014,000
InvestmentCompanyPortfolioTurnover	397.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,667,269
# of Portfolio Holdings	1,393
Portfolio Turnover Rate	397%
Total Net Advisory Fees Paid During the Reporting Period	$16,014
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.5%
Commodities	16.5%
Corporate Bonds & Notes	11.6%
Common Stocks	5.9%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	19.1%
Affiliated Investments	35.5%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(33.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000132356
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	Institutional Class
Trading Symbol	PQTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	1.55%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.55%
AssetsNet	$ 2,667,269,000
Holdings Count | Holding	1,393
Advisory Fees Paid, Amount	$ 16,014,000
InvestmentCompanyPortfolioTurnover	397.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,667,269
# of Portfolio Holdings	1,393
Portfolio Turnover Rate	397%
Total Net Advisory Fees Paid During the Reporting Period	$16,014
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.5%
Commodities	16.5%
Corporate Bonds & Notes	11.6%
Common Stocks	5.9%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	19.1%
Affiliated Investments	35.5%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(33.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000132357
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	I-2
Trading Symbol	PQTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$80	1.65%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.65%
AssetsNet	$ 2,667,269,000
Holdings Count | Holding	1,393
Advisory Fees Paid, Amount	$ 16,014,000
InvestmentCompanyPortfolioTurnover	397.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,667,269
# of Portfolio Holdings	1,393
Portfolio Turnover Rate	397%
Total Net Advisory Fees Paid During the Reporting Period	$16,014
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.5%
Commodities	16.5%
Corporate Bonds & Notes	11.6%
Common Stocks	5.9%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	19.1%
Affiliated Investments	35.5%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(33.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]